Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share based payments [Abstract]
Number and Weighted Average Exercise Price of Stock Options
Incentive Securities contain a cashless exercise clause that allows employees to exercise the securities for an exercise price of $0.00 in exchange for forfeiting a portion of their vested securities.

	2024	2024	2023	2023
	Number		Number
	‘000	WAEP[1]	‘000	WAEP[1]
Balance at January 1,	12,077	5.59	11,736	3.62
Granted during the year	9,878	11.19	6,689	6.64
Exercised during the year	(619)	3.34	(4,524)	2.68
Lapsed/forfeited during the year	(2,621)	5.88	(1,824)	4.00
Balance at December 31,	18,715	8.58	12,077	5.59
Vested and exercisable at December 31,	754	4.91	2,221	3.73

1.	WAEP - weighted average exercise price

Share Based Compensation Expense	Expense arising from share-based payments transactions:
	2024	2023	2022
	A$‘000	A$‘000	A$‘000
Options issued under EIP	19,660	8,786	8,114
Total	19,660	8,786	8,114

Number of Options Issued under Equity Incentive Plan Outstanding
Details of the number of options issued under the EIP outstanding at the end of the year:

Grant date	Vesting date	Expiry date	Exercise price	Options on issue at January 1, 2024	Issued during the year	Vested during the year	Exercised during the year	Lapsed during the year	Options on issue at December 31, 2024
				’000	’000	’000	’000	’000	’000
4-Nov-19	4-Nov-22	3-Nov-23	2.30	100	-	-	-	(100)	-
13-Jan-20	13-Jan-23	12-Jan-24	2.23	735	-	-	(300)	(435)	-
1-Jul-20	1-Jul-23	30-Jun-24	1.83	88	-	-	(88)	-	-
27-Jan-21	28-Oct-22	26-Jan-26	4.38	712	-	-	(45)	(318)	349
27-Jul-21	28-Oct-22	27-Jul-26	5.37	585	-	-	(130)	(50)	405
27-Jul-21	27-Jul-25	27-Jul-26	0.00	100	-	-	-	-	100
5-Apr-22	31-Dec-24	4-Apr-27	4.95	2,078	-	-	-	(158)	1,920
5-Apr-22	31-Dec-24	4-Apr-27	0.00	150	-	-	-	-	150
24-Oct-22	31-Dec-24	24-Oct-27	6.15	1,259	-	-	(56)	(290)	913
2-May-23	31-Dec-25	27-Mar-28	6.90	3,076	1,273	-	-	(444)	3,905
6-Jul-23	31-Dec-25	16-May-28	9.07	779	338	-	-	(127)	990
6-Jul-23	31-Mar-25 or 31-Dec-25	15-Jun-25, 15-Jun-28	0.00	245	-	-	-	(30)	215
18-Oct-23	30-Jun-26	20-Sep-28	11.37	466	203	-	-	(59)	610
31-Oct-23	31-Dec-26	31-Oct-28	0.00	466	-	-	-	(60)	406
31-Oct-23	31-Dec-27	31-Oct-29	0.00	466	-	-	-	(60)	406
30-Nov-23	30-Jun-26	14-Nov-28	8.72	772	298	-	-	(186)	884
8-Mar-24	31-Dec-26	31-Mar-29	0.00	-	220	-	-	-	220
8-Mar-24	31-Dec-27	31-Mar-30	0.00	-	220	-	-	-	220
21-Mar-24. 22-May-24	31-Mar-27	31-Mar-29	11.94	-	4,693	-	-	(246)	4,447
26-Apr-24	31-Mar-27	31-Mar-29	0.00	-	35	-	-	-	35
26-Aug-24	1-Apr-25	4-Apr-25	0.00	-	45	-	-	-	45
26-Aug-24	1-Apr-25	31-Mar-27	0.00	-	85	-	-	-	85
26-Aug-24	31-Mar-27	4-Apr-27	0.00	-	10	-	-	-	10
26-Aug-24	31-Mar-27	31-Mar-29	0.00	-	55	-	-	(30)	25
26-Aug-24	31-Mar-28	4-Apr-28	0.00	-	10	-	-	-	10
26-Aug-24	31-Mar-28	31-Mar-30	0.00	-	55	-	-	-	55
19-Sep-24	31-Mar-28	31-Mar-29	18.45	-	1,724	-	-	(28)	1,696
19-Sep-24	31-Mar-28	31-Mar-30	18.45	-	300	-	-	-	300
17-Oct-24	1-Nov-27	1-Nov-29	0.00	-	157	-	-	-	157
17-Oct-24	1-Nov-28	1-Nov-30	0.00	-	157	-	-	-	157
				12,077	9,878	-	(619)	(2,621)	18,715

Fair Value of Grant Date Inputs for Options Granted
The assessed fair value of recent tranches of options granted are outlined below. The fair value at grant date is independently determined using the Black Scholes Model. The model inputs for options granted during the year ended December 31, 2024 and December 31, 2023 are included below:

	Mar-24	Mar-24	21-Mar-24, 22-May-24	Apr-24	Aug-24	Sep-24	Oct-24
Fair value	A$11.70	A$11.70	A$7.59 and A$8.57	A$14.91	A$19.86	A$9.22	A$21.00
Consideration	A$NIL	A$NIL	A$NIL	A$NIL	A$NIL	A$NIL	A$NIL
Exercise price	A$0.00	A$0.00	A$11.94	A$0.00	A$0.00	A$18.45	A$0.00
Grant date	8-Mar-24	8-Mar-24	21-Mar-24, 22-May-24	26-Apr-24	26-Aug-24	19-Sep-24	17-Oct-24
Expiry date	31-Mar-29	31-Mar-30	31-Mar-29	31-Mar-29	Various	31-Mar-29 & 31-Mar-30	1-Nov-29 & 1-Nov-30
Term	5 years	6 years	5 years	5 years	1 - 8 years	5 years	3 & 4 Years
Share price at grant date	A$11.70	A$11.70	A$ 13.27 and A$15.78	A$14.91	A$19.86	A$18.76	A$21.00
Volatility	47%	47%	60%	46%	33%	55%	47%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free rate	3.66%	3.72%	3.77% and 3.98%	4.02%	3.44%	3.56%	3.81%